Fees Summary	Mar. 17, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 253,376,445.44
Previously Paid Amount	0.00
Total Fee Amount	34,991.29
Total Offset Amount	0.00
Net Fee	$ 34,991.29
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A